Convertible Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		25 Months Ended	34 Months Ended				1 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Jul. 02, 2013	Dec. 31, 2012 Automatically conversion, Scenario Two [Member] Minimum [Member]	Feb. 28, 2013 Subsequent Event [Member]	Jun. 26, 2013 Series A Convertible Preferred Stock [Member]	Dec. 27, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member] Automatically conversion, Scenario One [Member]	Feb. 15, 2012 Series B Convertible Preferred Stock [Member]	Dec. 02, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B Convertible Preferred Stock [Member]	Feb. 28, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Nov. 01, 2011 Series B Convertible Preferred Stock [Member]	Feb. 28, 2013 Series B Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 28, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C Convertible Preferred Stock [Member]	Jan. 31, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]	Feb. 28, 2013 Series C Convertible Preferred Stock [Member] Subsequent Event [Member]	Jan. 31, 2013 Series C Convertible Preferred Stock [Member] Subsequent Event [Member] Receivables from Stockholder [Member]	Dec. 27, 2010 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		20,916,667	17,916,667	20,916,667		10,000,000		20,941,667			10,000,000	10,000,000	0					5,166,667	0		5,166,667		5,141,667		3,000,000	0			3,050,000			2,750,000	0	2,750,000
Preferred stock, par value						$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued										9,999,999	9,999,999	9,999,999	0	500,000		2,570,834	70,833	5,141,667	0	166,666	2,570,833	2,500,000		2,349,541	2,349,541	0	81,037				2,750,000	2,750,000	0	2,750,000
Preferred stock shares issued, issuance price per share										$ 1.00	$ 1.00					$ 3.00	$ 3.00	$ 3.00						$ 4.00	$ 4.00						$ 1.70	$ 2.00
Gross proceeds received										$ 10,000						$ 7,712	$ 7,713													$ 650	$ 5,500
Issuance costs	2,617				2,617					49						13	171							55							13
Share issue price											$ 1.00																				$ 2.00
Payment for intellectual property rights																															7,350
Preferred stock, value		39,203	22,155	39,203							9,951	9,951						15,241			7,542			9,398	9,343						4,675	4,662		4,662
In-process research and development expense		1,500		8,025	8,025																										6,525
Excess of the cash proceeds received over the fair value of the shares																															825
Preferred stock, liquidation preference per share in addition to any declared and unpaid dividends											$ 1.00																					$ 2.00
Percentage of shares issued to new investors											60.00%
Cumulative cash dividend rate											8.00%							8.00%							8.00%							8.00%
Due from stockholder		650		650																				650
Unpaid dividends											1,674	809						1,266			101				6			0				0		0
Increase in fair value of preferred Stock due to dividend modification												276
Preferred stock, conversion prices per share							$ 9.00				$ 1.662							$ 4.986							$ 6.648							$ 3.324
Preferred stock, conversion basis		1-for-0.601685	1-for-0.601685
Percentage of elected shareholder to convert common stock									75.00%						75.00%
Preferred stock , redemption value							$ 40,000